Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,575,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,991.31
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Pinnacle West Capital Corporation's Registration Statement on Form S-3 (File No. 333-277448), which was filed on February 28, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.